Accounting Policies - Schedule of Property, Plant and Equipment of Annual Rates (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member]
Schedule of Property, Plant and Equipment of Annual Rates [Line Items]
Property, plant and equipment, rates	4.75%
Leasehold improvements [Member] | Bottom of range [member]
Schedule of Property, Plant and Equipment of Annual Rates [Line Items]
Property, plant and equipment, rates	20.00%
Leasehold improvements [Member] | Top of range [member]
Schedule of Property, Plant and Equipment of Annual Rates [Line Items]
Property, plant and equipment, rates	33.33%
Furniture and equipment [Member] | Bottom of range [member]
Schedule of Property, Plant and Equipment of Annual Rates [Line Items]
Property, plant and equipment, rates	9.50%
Furniture and equipment [Member] | Top of range [member]
Schedule of Property, Plant and Equipment of Annual Rates [Line Items]
Property, plant and equipment, rates	31.67%
Motor vehicles [Member]
Schedule of Property, Plant and Equipment of Annual Rates [Line Items]
Property, plant and equipment, rates	23.75%